Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Current
Federal
State			6	3
Total current			6	3
Deferred
Federal			1	(2,198)
State				(234)
Total deferred	$ (28)	$ (5)	1	(2,432)
Provision (benefit) for income taxes	$ (24)	$ (2)	$ 7	$ (2,429)